OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11	-	OTHER CURRENT LIABILITIES

Composition:
	US dollars
	December 31,
(in thousands)	2023	2022

Accrued expenses	15,746	11,937
Accrued payroll and related taxes	9,591	8,359
Government institutions	6,593	7,958
Accrued dividend	6,087	4,179
Operating lease liabilities, current	3,298	3,019
Others	2,835	1,955
	44,150	37,407